long-term debt (Details) $ in Millions, $ in Billions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 22,697		$ 18,976
Lease liabilities	2,340		1,876
Long-term debt	25,037		20,852
Current	2,541		2,927
Non-current	22,496		17,925
TELUS Corporation senior notes
Details of long-term debt
Long-term debt excluding Lease liabilities	18,660		15,258
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt excluding Lease liabilities	1,458		1,900
Long-term debt	1,458	$ 1.1	1,900	$ 1.5
TELUS Corporation credit facilities
Details of long-term debt
Long-term debt excluding Lease liabilities	1,145
Current	0
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt excluding Lease liabilities	199		448
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt excluding Lease liabilities	914		1,062
Other
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 321		$ 308